Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Movement of Statutory Reserve

The movement of statutory reserve during the three years ended December 31, are as follows:

	December 31,
	2016	2017
	$	$
At the beginning of the financial year	33	46
Transferred from retained earnings	13	—

At the end of the financial year	46	46